Bank borrowings - Maturity of bank borrowings (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Maturity of bank borrowings
Within 1 year	$ 6,906
Between 1 to 2 years	6,906
Between 2 to 3 years	6,906
Between 3 to 4 years	$ 1,727